STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock warrants (Details) - $ / shares		12 Months Ended
	Sep. 01, 2017	Sep. 30, 2022	Sep. 30, 2023
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants expiration term		4 years 8 months 12 days	3 years 8 months 12 days
Warrants exercise price		$ 2.87	$ 2.87
Placement agents
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants issued as percentage of shares issued	7.00%
Number of units issued	74,784
Warrants expiration term	5 years
Warrants term not exercisable from the closing of the IPO	6 months
Warrants exercise price	$ 5
Number of shares issued upon exercise of warrants		38,304